Employee benefits	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Employee benefits
Employee benefits
The Company operates defined benefit pension plans in Germany, Italy, Sweden and Austria, as well as various defined contribution plans in other countries.

i.	Defined contribution plans
The total expense relating to defined contribution plans for the year ended December 31, 2019 was €9.0 million (year ended December 31, 2018: €9.1 million, year ended December 31, 2017: €8.5 million)

ii.	Defined benefit plans
The Company operates partially funded defined benefit pension plans in Germany and Austria as well as unfunded plans in Sweden and Italy. In addition, an unfunded post-retirement medical plan is operated in Austria. In Germany and Italy, long term service awards are in operation and various other countries provide other employee benefits.

	December 31, 2019	December 31, 2018
	€m	€m
Net employee benefit obligations-Germany	151.3	128.0
Net employee benefit obligations-Sweden	71.7	60.5
Net employee benefit obligations-Italy	4.8	4.7
Net employee benefit obligations-Austria	5.8	4.3
Sub-total	233.6	197.5
Net employee benefit obligations- total of other countries	3.9	3.1
Total net employee benefit obligations	237.5	200.6

The net obligation of €3.9 million (December 31, 2018: €3.1 million) in respect of other countries is the aggregate of a number of different types of minor schemes, each one not being considered material individually or in aggregate. Consequently detailed disclosure of these schemes is not provided.
The amount included in the Statement of Financial Position arising from the Company’s obligations in respect of its defined benefit retirement plans and post-employment benefits is as follows:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2019	€m	€m	€m
Present value of unfunded defined benefit obligations	77.6	5.1	82.7
Present value of funded defined benefit obligations	237.3	—	237.3
Subtotal present value of defined benefit obligations	314.9	5.1	320.0
Fair value of plan assets	(86.4)	—	(86.4)
Recognized liability for net defined benefit obligations	228.5	5.1	233.6

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2018	€m	€m	€m
Present value of unfunded defined benefit obligations	65.8	4.8	70.6
Present value of funded defined benefit obligations	208.4	—	208.4
Subtotal present value of defined benefit obligations	274.2	4.8	279.0
Fair value of plan assets	(81.5)	—	(81.5)
Recognized liability for net defined benefit obligations	192.7	4.8	197.5
Movements in recognized liability for net defined benefit obligations:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2019	192.7	4.8	197.5
Current service cost	4.0	0.2	4.2
Interest cost	3.6	—	3.6
Actuarial losses	35.3	—	35.3
Contributions to plan	(0.6)	—	(0.6)
Benefits paid	(5.2)	—	(5.2)
Exchange adjustments	(1.3)	0.1	(1.2)
As at December 31, 2019	228.5	5.1	233.6

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2018	180.5	4.9	185.4
Current service cost	3.9	(0.1)	3.8
Interest cost	3.6	—	3.6
Actuarial losses	12.9	—	12.9
Contributions to plan	(0.6)	—	(0.6)
Benefits paid	(5.4)	—	(5.4)
Exchange adjustments	(2.2)	—	(2.2)
As at December 31, 2018	192.7	4.8	197.5

Movements in present value of defined benefit obligations:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2019	274.2	4.8	279.0
Current service cost	4.0	0.2	4.2
Interest cost	5.0	—	5.0
Actuarial experience losses	0.2	—	0.2
Actuarial losses arising from changes in financial assumptions	43.2	—	43.2
Actuarial gains arising from changes in demographic assumptions	(3.0)	—	(3.0)
Contributions to plan	0.4	—	0.4
Benefits paid	(7.8)	—	(7.8)
Exchange adjustments	(1.3)	0.1	(1.2)
As at December 31, 2019	314.9	5.1	320.0

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2018	261.8	4.9	266.7
Current service cost	3.9	(0.1)	3.8
Interest cost	5.2	—	5.2
Actuarial experience losses	0.5	—	0.5
Actuarial losses arising from changes in financial assumptions	13.8	—	13.8
Actuarial gains arising from changes in demographic assumptions	(1.1)	—	(1.1)
Contributions to plan	0.4	—	0.4
Benefits paid	(8.1)	—	(8.1)
Exchange adjustments	(2.2)	—	(2.2)
As at December 31, 2018	274.2	4.8	279.0

Movements in fair value of plan assets of defined benefit retirement plans:

2019
€m
Opening balance January 1, 2019	81.5
Interest income	1.4
Actuarial gains arising from the return on plan assets, excluding interest income	5.1
Contributions by employer	0.5
Contributions by members	0.5
Benefits paid	(2.6)
As at December 31, 2019	86.4

2018
€m
Opening balance January 1, 2018	81.3
Interest income	1.6
Actuarial gains arising from the return on plan assets, excluding interest income	0.3
Contributions by employer	0.5
Contributions by members	0.5
Benefits paid	(2.7)
As at December 31, 2018	81.5

Expense recognized in the Consolidated Statement of Profit or Loss:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	2019	2019	2019
	€m	€m	€m
Current service cost	4.0	0.2	4.2
Interest cost	3.6	—	3.6
For the year ended December 31, 2019	7.6	0.2	7.8

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	2018	2018	2018
	€m	€m	€m
Current service cost	3.9	(0.1)	3.8
Interest cost	3.6	—	3.6
For the year ended December 31, 2018	7.5	(0.1)	7.4

Current service cost is allocated between cost of sales and other operating expenses. Interest on net defined benefit obligation is disclosed in net financing costs.

Amount recognized in the Consolidated Statement of Comprehensive Income:

	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m
Actuarial experience losses	0.2	0.5
Actuarial losses arising from changes in financial assumptions	43.2	13.8
Actuarial gains arising from changes in demographic assumptions	(3.0)	(1.1)
Actuarial gains arising from the return on plan assets, excluding interest income	(5.1)	(0.3)
Total actuarial losses	35.3	12.9

	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m
Cumulative amount of actuarial losses recognized in Consolidated Statement of Comprehensive Income	49.5	14.2

The fair value of plan assets, all at quoted prices are as follows:

	December 31, 2019	December 31, 2018
	€m	€m
Equities	20.5	20.2
Debt instruments	40.3	47.2
Property	13.1	10.9
Other	12.5	3.2
Total	86.4	81.5

	Defined benefit retirement plans				Post-employment medical benefits and other benefits
December 31, 2019	Germany	Sweden	Austria	Italy	Germany	Austria
Discount rate	1.15%	1.45%	1.00%	0.67%	0.45%	0.30%
Inflation rate	2.00%	1.80%	1.53%	1.50%	2.00%	1.53%
Rate of increase in salaries	2.80%	2.80%	2.00%	—	2.80%	3.00%
Rate of increase for pensions in payment	1%-2%	—	2.00%	—	—	—
Long term medical cost of inflation	—	—	—	—	—	2.00%

	Defined benefit retirement plans				Post-employment medical benefits and other benefits
December 31, 2018	Germany	Sweden	Austria	Italy	Germany	Austria
Discount rate	1.75%	2.25%	2.00%	1.60%	1.20%	1.00%
Inflation rate	2.00%	2.00%	2.00%	1.50%	2.00%	2.00%
Rate of increase in salaries	2.80%	2.75%	3.00%	—	2.80%	3.00%
Rate of increase for pensions in payment	1%-2%	—%	2.00%	—	—	—
Long term medical cost of inflation	—	—	—	—	—	2.00%

In valuing the liabilities of the pension fund at December 31, 2019 and December 31, 2018, mortality assumptions have been made as indicated below. The assumptions relating to longevity underlying the pension liabilities at the financial year end date are based on standard actuarial mortality tables and include an allowance for future improvements in longevity. The assumptions are based on the following mortality tables:

•	Germany: Richttafeln 2018 G

•	Sweden: DUS 14

•	Austria: AVÖ 2018 - P

•	Italy: RG48
These four references are to the specific standard rates of mortality that are published and widely used in each country for the use of actuarial assessment of pension liabilities and take account of local current and future average life expectancy.

December 31, 2019 (years)	Germany	Sweden	Austria	Italy
Retiring at the end of the year:
Male	21	22	23	19
Female	24	24	25	22

December 31, 2018 (years)	Germany	Sweden	Austria	Italy
Retiring at the end of the year:
Male	21	22	23	19
Female	24	24	25	22

The history of experience adjustments from inception of the Company for the defined benefit retirement plans is as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
	€m	€m	€m
Present value of defined benefit obligations	314.9	274.2	261.8
Fair value of plan assets	(86.4)	(81.5)	(81.3)
Recognized liability in the scheme	228.5	192.7	180.5
Experience losses on scheme liabilities	0.2	0.5	0.5
Experience gains on scheme assets	(5.1)	(0.3)	(1.9)

Post-employment medical benefits- sensitivity analysis
The effect of a 1% movement in the assumed medical cost trend rate is not significant.
Defined benefit obligation- sensitivity analysis
The effect of a 1% movement in the most significant assumptions for the year ended December 31, 2019 is as follows:

	Increase	Decrease
	€m	€m
Discount rate	(51.4)	68.1
Inflation rate	43.5	(35.4)
Rate of increase in salaries	16.6	(12.3)
Rate of increase for pensions in payment	44.9	(36.3)

There are no deficit elimination plans for any of the defined benefit schemes. Expected contributions and payments to post-employment benefit plans for the period ending December 31, 2020 are €5.5 million. The weighted average duration of the defined benefit obligations is 19.6 years years.